OPERATING LEASES (Narratives) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Lessee, Lease, Description [Line Items]
Lease termination gain	¥ (11,740)	$ (1,799)
Weighted average remaining lease term	2 years 8 months 1 day	2 years 8 months 1 day
Weighted average discount rate	6.175%	6.175%
Operating lease expenses					¥ 35,144
ASU 2016-02
Lessee, Lease, Description [Line Items]
Operating lease costs	¥ 7,580	$ 1,161	¥ 20,530	$ 2,949
Short term lease costs	3,142	482	8,627	$ 1,239
Cash paid amounts included in measurement of operating lease liabilities	¥ 7,386	$ 1,132	¥ 17,175
Minimum [Member]
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	7 days	7 days
Maximum [Member]
Lessee, Lease, Description [Line Items]
Operating lease remaining lease term	2 years 8 months 1 day	2 years 8 months 1 day